Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Operating Leases

Supplemental balance sheet information related to operating leases was as follows:

	December 31, 2025	December 31, 2024
Right-of-use assets, net	$159,685	$183,815
Operating lease liabilities – current	$142,076	$104,088
Operating lease liabilities – non-current	22,582	80,636
Total operating lease liabilities	$164,658	$184,724

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2025:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.16
Weighted average discount rate	2.3%

Schedule of Maturities of Lease Liabilities

The following is a schedule of maturities of lease liabilities as of December 31, 2025:

Years ending December 31
2026	$144,881
2027	22,747
Total future minimum lease payments	$167,628
Less: imputed interest	2,970
Total	$164,658